Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2065 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Freedom Index 2065 Fund - Investor Class
Bar Chart Table:
Annual Return 2020	16.45%
Annual Return 2021	15.88%
Annual Return 2022	(18.22%)